AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.3%
Long-Term Municipal Bonds - 98.3%
Massachusetts - 78.5%
Commonwealth of Massachusetts
Series 2013
5.00%, 6/01/31 (Pre-refunded/ETM)	$1,000	$1,068,520
Series 2015A
5.00%, 7/01/35 (a)	10,000	11,935,700
Series 2018A
5.00%, 1/01/42	5,000	6,157,250
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
4.09% (CPIYOYX + 1.67%), 6/01/20 (b)	2,000	2,029,460
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31	1,000	1,184,730
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/29	645	665,595
Massachusetts Development Finance Agency
Series 2011
5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,495,740
Massachusetts Development Finance Agency (Atrius Health Obligated Group)
Series 2019A
5.00%, 6/01/39	1,400	1,714,398
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,928,550
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,261,058
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,351,562
Series 2017T
5.00%, 7/01/37	1,000	1,236,210
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 7/01/44	3,755	4,240,259
Massachusetts Development Finance Agency (Brandeis University)
Series 2019S
5.00%, 10/01/35-10/01/39	4,915	6,302,625
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The))
Series 2014P
5.00%, 10/01/34	1,055	1,235,616

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Emerson College)
Series 2016A
5.00%, 1/01/34-1/01/36	$2,435	$2,892,808
5.25%, 1/01/42	1,000	1,185,830
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/31-10/01/34	4,100	4,843,661
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,676,500
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/37	1,150	1,313,990
Massachusetts Development Finance Agency (Lesley University)
Series 2016
5.00%, 7/01/39	2,055	2,464,808
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,075,930
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,332,348
5.25%, 7/01/42	1,330	1,437,318
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/47 (c)	2,000	2,216,720
Massachusetts Development Finance Agency (Simmons University)
Series 2018L
5.00%, 10/01/34-10/01/35	3,980	4,903,360
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
4.00%, 7/01/36	2,000	2,167,180
5.00%, 7/01/41	2,500	2,906,900
Massachusetts Development Finance Agency (Suffolk University)
Series 2017
5.00%, 7/01/33	1,250	1,511,075
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,205,550
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,772,865
Massachusetts Development Finance Agency (Wellforce Obligated Group)
AGM Series 2019A
5.00%, 7/01/38-7/01/44	4,000	4,831,360

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	$1,460	$1,556,667
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,436,773
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease)
Series 2018
5.00%, 6/01/48	3,000	3,698,190
Massachusetts Health & Educational Facilities Authority
Series 2010
5.25%, 7/01/38 (Pre-refunded/ETM)	2,500	2,585,575
Series 2010C
5.375%, 7/01/35 (Pre-refunded/ETM) (d)	1,005	1,039,582
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	210	210,630
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,290,679
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	2,836,653
Series 2012B
5.00%, 7/01/32	1,430	1,573,472
Massachusetts School Building Authority
Series 2015B
5.00%, 1/15/30 (Pre-refunded/ETM)	3,770	4,531,578
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,018,009
Series 2013A
5.00%, 5/15/32	2,500	2,826,925
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,602,146
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,146,100
Series 2016C
5.00%, 8/01/33	5,500	6,781,225
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	6,403,560
University of Massachusetts Building Authority (University of Massachusetts Boston)
Series 20141
5.00%, 11/01/44	2,000	2,334,260
Series 20173
5.00%, 11/01/34	2,500	3,154,500

		170,572,000

	Principal Amount (000)	U.S. $ Value
Alabama - 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (c)(d)	$385	$444,575

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (c)	465	524,501

Arizona - 2.4%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,373,046
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	914,489

		5,287,535

California - 0.6%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	361,199
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (d)	875	896,997

		1,258,196

Colorado - 0.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,102,010

Connecticut - 0.6%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,188,570

Florida - 1.9%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (c)(d)	100	110,686
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,505,770
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (c)(d)	420	400,042

		4,016,498

	Principal Amount (000)	U.S. $ Value
Guam - 1.8%
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/40	$1,525	$1,770,205
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	1,770	2,048,957
Territory of Guam
5.00%, 11/15/31	100	117,925

		3,937,087

Illinois - 1.0%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	650	758,511
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	1,050	1,128,414
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24 (d)	310	307,371

		2,194,296

Indiana - 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (c)(d)	270	278,870

Michigan - 0.8%
City of Detroit MI
5.00%, 4/01/36	90	101,607
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,708,057

		1,809,664

New Jersey - 0.7%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,170	1,400,443

New York - 2.5%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28 (Pre-refunded/ETM)	5,065	5,519,229

North Carolina - 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (d)	1,000	1,050,320

	Principal Amount (000)	U.S. $ Value
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	$1,000	$1,200,250

		2,250,570

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (d)	600	618,000

Pennsylvania - 1.2%
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/33	1,000	1,231,190
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,328,180

		2,559,370

Puerto Rico - 1.7%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	240	268,032
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	160	176,690
AGC Series 2007C
5.50%, 7/01/31	110	125,419
AGC Series 2007N
5.25%, 7/01/34-7/01/36	540	601,841
NATL Series 2005L
5.25%, 7/01/35	105	112,840
NATL Series 2007N
5.25%, 7/01/32	100	108,104
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	695	713,230
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	640	655,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (d)	238	174,773
Series 2019A
5.00%, 7/01/58 (d)	685	714,222

		3,650,351

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (c)(d)	$310	$325,131

Texas - 1.6%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (c)	540	583,648
North Texas Tollway Authority (North Texas Tollway System)
Series 2015A
5.00%, 1/01/34	1,000	1,170,520
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,143,955
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	555,486

		3,453,609

Wisconsin - 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25	1,000	1,160,530

Total Municipal Obligations (cost $198,727,413)		213,551,035

	Shares
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.07% (e)(f)(g) (cost $1,851,434)	1,851,434	1,851,434

Total Investments - 99.2% (cost $200,578,847) (h)		215,402,469
Other assets less liabilities - 0.8%		1,835,115

Net Assets - 100.0%		$217,237,584

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 10,900	4/03/34	3 Month LIBOR	3.276%	Quarterly/Semi-Annual	$2,737,758	$	– 0	–	$2,737,758
USD 23,455	4/01/39	3.022%	3 Month LIBOR	Semi-Annual/Quarterly	(6,309,053)		– 0	–	(6,309,053)
USD 22,500	4/01/44	3 Month LIBOR	3.081%	Quarterly/Semi-Annual	7,495,256		– 0	–	7,495,256
USD 6,385	4/23/49	2.801%	3 Month LIBOR	Semi-Annual/Quarterly	(2,009,141)		– 0	–	(2,009,141)

					$1,914,820	$	– 0	–	$1,914,820

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 1,500	8/09/24	1.690%	CPI#	Maturity	$(3,734)	$	– 0	–	$(3,734)
USD 10,250	6/17/24	1.760%	CPI#	Maturity	(55,906)		– 0	–	(55,906)

					$(59,640)	$	– 0	–	$(59,640)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,825	9/20/20	2.263%	CPI	#	Maturity	$(99,725)
Barclays Bank PLC	USD	6,449	10/15/20	2.208%	CPI	#	Maturity	(85,571)
Barclays Bank PLC	USD	3,495	10/15/20	2.210%	CPI	#	Maturity	(46,550)
Citibank, NA	USD	4,690	10/17/20	2.220%	CPI	#	Maturity	(63,068)
JPMorgan Chase Bank, NA	USD	6,204	8/30/20	2.210%	CPI	#	Maturity	(85,575)
JPMorgan Chase Bank, NA	USD	7,130	7/15/24	2.165%	CPI	#	Maturity	(130,360)

								$(510,849)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2019.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $4,884,173 or 2.2% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,088,887 and gross unrealized depreciation of investments was $(8,920,934), resulting in net unrealized appreciation of $16,167,953.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CPIYOYX	-	Consumer Price Index Year Over Year Change
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$207,190,466		$6,360,569		$213,551,035
Short-Term Investments		1,851,434		– 0	–	– 0	–	1,851,434

Total Investments in Securities		1,851,434		207,190,466		6,360,569		215,402,469
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	10,233,014		– 0	–	10,233,014
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(59,640)		– 0	–	(59,640)
Centrally Cleared Interest Rate Swaps		– 0	–	(8,318,194)		– 0	–	(8,318,194)
Inflation (CPI) Swaps		– 0	–	(510,849)		– 0	–	(510,849)

Total		$1,851,434		$208,534,797		$6,360,569		$216,746,800

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$5,956,495		$5,956,495
Accrued discounts/(premiums)	1,593		1,593
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	110,072		110,072
Purchases	292,409		292,409
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$6,360,569		$6,360,569

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$110,072		$110,072

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$630	$8,119	$6,898	$1,851	$5